Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net
Summary of property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Computers, equipment and furniture	170,796	173,536	26,672
Motor vehicles	5,637	5,618	863
Leasehold improvements	40,758	38,767	5,958

Total	217,191	217,921	33,493
Less: accumulated depreciation	(145,104)	(153,467)	(23,587)

Net book value	72,087	64,454	9,906